Initial Public Offering - Additional Information (Detail) - $ / shares		9 Months Ended	12 Months Ended
	Oct. 05, 2021	Sep. 30, 2024	Dec. 31, 2023
IPO [Member]
Stock issued during period, shares		30,000,000	30,000,000
IPO [Member] | Public Warrant [Member]
Class of warrant or right, exercise price of warrants or rights	$ 11.5
Common Stock Class A [Member]
Stock issued during period, shares		4,500,000	4,500,000
Common Stock Class A [Member] | IPO [Member]
Stock issued during period, shares	30,000,000
Shares issued, price per share	$ 10
Common stock, conversion basis	Each Unit consisted of one share of the Company’s Class A common stock and one-half of one redeemable warrant (“Public Warrant”).
Common Stock Class A [Member] | IPO [Member] | Public Warrant [Member]
Class of warrants or rights, number of securities called by each warrant or right	1